NONCONTROLLING INTEREST (Details)	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Noncontrolling Interest
Net loss attributable to The9 Limited	$ (25,538,677)	¥ (177,795,168)	¥ (217,092,926)	¥ (118,165,850)
Transfers (to) from the noncontrolling interest
Change in The9 Limited's additional paid-in capital for adjustment on non-controlling interest as a result of issuance of common shares of Red 5 upon vesting of stock options and restricted shares	0	0	0	(7,060)
Change from net loss attributable to The9 Limited and transfers (to) from noncontrolling interests	$ (25,538,677)	¥ (177,795,168)	¥ (217,092,926)	(118,172,910)
Additional paid-in capital
Transfers (to) from the noncontrolling interest
Change in The9 Limited's additional paid-in capital for adjustment on non-controlling interest as a result of issuance of common shares of Red 5 upon vesting of stock options and restricted shares				¥ (7,060)